COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Disclosure of undiscounted liabilities and future operating commitments [Table Text Block]
	Total	Within 1 year	2 - 5 years
	$	$	$
Maturity analysis of financial liabilities
Accounts payable and accrued liabilities	1,829,025	1,829,025	-
Mortgage payable	3,500,000	3,500,000	-
Lease liability	36,912	13,423	23,489
Government loan	60,000	-	60,000
	5,425,937	5,342,448	83,489